Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options, number of shares (in shares)	150,125
Options, weighted average exercise price (in dollars per share)	$ 8.86
Options, weighted average remaining life (Year)	7 years 3 months 25 days
The 2021 Incentive Stock Plan [Member]
Options, number of shares (in shares)	144,125	215,625	167,561
Options, weighted average exercise price (in dollars per share)	$ 9.09	$ 8.97	$ 11.68
Options, weighted average remaining life (Year)	7 years 4 months 6 days	8 years 4 months 13 days	8 years 9 months 10 days
Issued, number of shares (in shares)	15,000	0	78,750
Issued, weighted average exercise price (in dollars per share)	$ 3.46	$ 0	$ 3.59
Issued, weighted average remaining life (Year)	10 years
Forfeited, number of shares (in shares)	0	(71,500)	(30,686)
Forfeited, weighted average exercise price (in dollars per share)	$ 0	$ 6.03	$ 9.9
Exercised, number of shares (in shares)	(9,000)	0	0
Exercised, weighted average exercise price (in dollars per share)	$ 3.65	$ 0	$ 0
Exercised, weighted average remaining life (Year)	8 years 4 months 17 days
Options, number of shares (in shares)		144,125	215,625
Options, weighted average exercise price (in dollars per share)		$ 9.09	$ 8.97
Options, weighted average remaining life (Year)		7 years 4 months 6 days	8 years 4 months 13 days